Property, Plant and Equipment and Right of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of Additional Right of Use Assets
Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value
At January 1, 2022	5,285	569	673	1,341	7,868
Additions	1,695	104	277	713	2,789
Disposals			(258)		(258)
Exchange rate difference arising	88	(4)	(5)	4	83
Gross value at December 31, 2022	7,068	669	687	2,058	10,482

Accumulated depreciation At January 1, 2022	(4,817)	(315)	(459)	(606)	(6,197)
Additions	(276)	(72)	(159)	(166)	(673)
Disposals			258		258
Exchange rate difference arising	(91)	7	3	2	(79)
Accumulated depreciation at December 31, 2022	(5,184)	(380)	(357)	(770)	(6,691)
Net value at December 31, 2022	1,884	289	330	1,288	3,791

Gross value
At January 1, 2023	7,068	669	687	2,058	10,482
Additions	1,312	200	303	741	2,556
Disposals	-	-	(111)	-	(111)
Transfer from leases	498	-	-	-	498
Exchange rate difference arising	(62)	(2)	(2)	(2)	(68)
Gross value at December 31, 2023	8,816	867	877	2,797	13,357

Accumulated depreciation At January 1, 2023	(5,184)	(380)	(357)	(770)	(6,691)
Additions	(558)	(102)	(228)	(500)	(1,388)
Disposals	-	-	108	-	108
Transfer from leases	(498)	-	-	-	(498)
Exchange rate difference arising	62	2	2	2	68
Accumulated depreciation at December 31, 2023	(6,178)	(480)	(475)	(1,268)	(8,401)
Net value at December 31, 2023`	2,638	387	402	1,529	4,956

Schedule of Right-of-Use Assets
Thousands of $	buildings	vehicles	Equipment	TOTAL
Gross value
Balance at January 1, 2022	5,130	218	897	6,245
Additions	1,435	58	334	1,827
Exchange rate differences			(1)	(1)
Gross value at December 31, 2022	6,565	276	1,230	8,071

Accumulated depreciation
Balance at January 1, 2022	(1,929)	(129)	(840)	(2,898)
Additions	(945)	(51)	(71)	(1,067)
Exchange rate difference	-	-	(3)	(3)
Accumulated depreciation on December 31, 2022	(2,874)	(180)	(914)	(3,968)
Net value at December 31, 2022	3,691	96	316	4,103

Gross value
Balance at January 1, 2023	6,565	276	1,230	8,071
Additions	726	-	1,562	2,288
Disposals	-	(114)	(325)	(439)
Transfer to tangible assets	-	-	(498)	(498)
Gross value on December 31, 2023	7,291	162	1,970	9,423

Accumulated depreciation
Balance at January 1, 2023	(2,874)	(180)	(914)	(3,968)
Additions	(1,079)	(34)	(252)	(1,365)
Disposals	-	70	325	395
Transfer to tangible assets	-	-	498	498
Exchange rate differences	7	-	-	7
Accumulated depreciation on December 31, 2023	(3,946)	(144)	(343)	(4,433)
Net value at December 31, 2023	3,345	18	1,626	4,989

Schedule of Amounts Related to Leases are Recognized in Profit & Loss	The following amounts related to leases are recognized in the statement of profit or loss:
Thousands of $	2023	2022	2021
Depreciation expense	1,187	1,067	905
Interest expense on lease liabilities	284	314	229